Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Earnings per share [line items]
Basic net earnings	$ 1,658,285	$ 1,692,715
Diluted net earnings	$ 1,658,285	$ 1,692,715
Basic weighted average number of ordinary shares outstanding (in shares)	222,693,319	228,074,108
Dilutive net effect of all instruments on weighted average number of ordinary shares (in shares)	2,796,025	3,598,753
Diluted weighted average number of ordinary shares outstanding (in shares)	225,489,344	231,672,861
Basic earnings per share (CAD per share)	$ 7.45	$ 7.42
Diluted earnings per share (CAD per share)	$ 7.35	$ 7.31
Class A subordinate voting shares | Capital stock
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share (in shares)	2,247,354	6,528,608
PSUs | Class A subordinate voting shares | Capital stock
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share (in shares)	8,861,543	2,601,356